Income Taxes - Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 73,843	$ 67,236
Capitalized research and development expenses	20,137	8,665
Research and orphan drug tax credit carryforwards	15,550	12,370
Operating Lease Liability	8,110	0
Stock compensation expense	6,683	5,430
Accrued expense	1,112	936
Other	0	1,891
Total deferred tax assets	125,435	96,528
Valuation allowance	(118,215)	(95,367)	$ (73,600)
Net deferred tax assets	7,220	1,161
Deferred tax liabilities:
Operating lease, right-of-use asset	6,271	0
Depreciation and amortization	(949)	(1,161)
Total deferred tax liabilities	(7,220)	(1,161)
Net deferred tax assets and liabilities	$ 0	$ 0